Employees and remuneration of key management personnel - Average number of employees (Details) - employee employee in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Average number of employees by individual geographical segment
Average number of employees	24	24	21
North America
Average number of employees by individual geographical segment
Average number of employees	4	5	5
EMEA & LatAm
Average number of employees by individual geographical segment
Average number of employees	13	12	10
APAC
Average number of employees by individual geographical segment
Average number of employees	7	7	6